Risk Management - Summary of Sensitivity Analysis for Provisions Assumptions (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Sensitivity analysis for provisions assumptions [Abstract]
Percentage of reasonably possible increase in provision assumption	0.10%	0.10%
Percentage of reasonably possible decrease in provision assumption	0.10%	0.10%